Intangible Assets, Net and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net and Goodwill [Abstract]
Total amortization expenses	$ 220	$ 158	$ 20